Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair value hierarchy of assets and liabilities

The following provides the hierarchy of inputs used to derive fair value of Artisan’s assets and liabilities that are financial instruments as of September 30, 2013 and December 31, 2012:

	Assets and Liabilities at Fair Value
	Total	Level 1	Level 2	Level 3
September 30, 2013
Assets
Cash and cash equivalents	$275,927	$275,927	$—	$—
Equity mutual funds	23,649	23,649	—	—
Liabilities
Contingent value rights	15,080	—	—	15,080

December 31, 2012
Assets
Cash and cash equivalents	$141,159	$141,159	$—	$—
Equity mutual funds	15,241	15,241	—	—

The following provides the hierarchy of inputs used to derive fair value of Artisan’s assets and liabilities that are financial instruments at December 31, 2012 and 2011:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets
Equity mutual funds	$15,241	$15,241	$—	$—

Liabilities
Borrowings	$293,434	$—	$293,434	$—

December 31, 2011
Assets
Equity mutual funds	$17,262	$17,262	$—	$—

Liabilities
Interest rate swaps	$1,066	$—	$1,066	$—
Borrowings	324,268	—	324,268	—

Inputs used to derive fair value

Significant increases in the dividend yield rate would result in a significantly higher fair value measurement.

September 30, 2013
Observable assumptions:
Price per share of Class A common stock	$52.36
Remaining term of CVRs	2.78 years
Unobservable assumptions:
Expected price volatility of Class A common stock	33.00%
Dividend yield rate	4.40%
Discount rate	5.00%

Level 3 liabilities rollforward

The following table is a reconciliation of the beginning and ending balance of the liabilities measured at fair value using significant unobservable inputs (Level 3) as of September 30, 2013:

Balance at December 31, 2012	$—
Issuance of contingent value rights	55,440

(Gains) losses included in earnings	(40,360)

Balance at September 30, 2013	$15,080